DERIVATIVE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Derivative Liabilities Tables
Derivative liabilities

During the nine months ended January 31, 2017, we had the following activity in our derivative liabilities:

Balance, April 30, 2016	$395,619
Derivative liabilities recorded as debt discount	63,914
Debt conversions	(156,283)
Change in fair value of derivative liabilities	(255,188)

Balance, January 31, 2017	$48,062

Balance, April 30, 2015	$-
Increases in derivative value due to new issuances of notes	1,290,874
Change in fair value of derivative liabilities	(895,255)

Balance, April 30, 2016	$395,619